CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Common Stock [Member]	Additional Paid-In Capital [Member] Convertible Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Common Stock [Member]	Accumulated Other Comprehensive Loss [Member] Convertible Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Common Stock [Member]	Accumulated Deficit [Member] Convertible Preferred Stock [Member]	Total Stockholders' Equity [Member]	Total Stockholders' Equity [Member] Common Stock [Member]	Total Stockholders' Equity [Member] Convertible Preferred Stock [Member]	Non-Controlling Interests [Member]	Non-Controlling Interests [Member] Common Stock [Member]	Non-Controlling Interests [Member] Convertible Preferred Stock [Member]
Balance at Dec. 31, 2010	$ 0					$ 0		$ 0			$ 0						$ 0			$ 0
Balance, shares at Dec. 31, 2010						1,000
Stock Issued During Period, Value, New Issues	83,931					71		83,860									83,931
Shares Issued (in shares)						7,146,034
Offering costs, commissions and dealer manager fees	(5,812)							(5,812)									(5,812)
Share based compensation	182					2		180									182
Share based compensation (in shares)						176,400
Distributions Declared	(1,450)										(1,450)						(1,450)
Contribution transaction	(16,771)							(16,771)									(16,771)
Contribution from non-controlling interest holder	0							(3,875)									(3,875)			3,875
Distributions to non-controlling interest holders	(68)																			(68)
Net loss	(2,680)																(2,575)			(105)
Balance at Dec. 31, 2011	57,332					73		57,582						(4,025)			53,630			3,702
Balance, shares at Dec. 31, 2011						7,323,434
Stock Issued During Period, Value, New Issues		34,935	9,000		8		38		34,897	8,992								34,935	9,000
Shares Issued (in shares)					828,472		3,737,500
Offering costs, commissions and dealer manager fees	(937)							(937)									(937)
Share based compensation	792					1		791									792
Share based compensation (in shares)						102,683
Distributions Declared	(5,796)													(5,796)			(5,796)
Contribution from non-controlling interest holder	6,352																			6,352
Distributions to non-controlling interest holders	(376)																			(376)
Accumulated other comprehensive (loss) - derivatives	(13)										(13)						(13)
Net loss	(3,639)													(3,474)			(3,474)			(165)
Balance at Sep. 30, 2012	$ 97,650			$ 8		$ 112		$ 101,325			$ (13)			$ (13,295)			$ 88,137			$ 9,513
Balance, shares at Sep. 30, 2012				828,472		11,163,617